1
Gabelli Pet Parents’ Fund
Schedule of Investments — June 30, 2026 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS — 100 .0%
$ 1,095,000 U.S. Treasury Bill,
3.631% † , 07/09/26 ................................ $ 1,094,119
TOTAL INVESTMENTS — 100.0%
(Cost $ 1,094,125 ) .................................. $ 1,094,119
† Represents annualized yield at date of purchase.